CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) ₨ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 INR (₨) ₨ / shares	Mar. 31, 2023 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 2,506,518.7	$ 29,340.0	₨ 2,194,525.5	₨ 1,351,818.0
Trading securities	11,417.5	133.6	3,563.1	2,964.6
Available for sale debt securities	625,200.6	7,318.3	516,550.0	304,566.7
Other	84,825.8	992.9	67,287.6	30,177.4
Total interest and dividend revenue	3,227,962.6	37,784.8	2,781,926.2	1,689,526.7
Interest expense:
Deposits	1,254,947.4	14,689.8	997,405.6	615,108.9
Short-term borrowings	94,148.6	1,102.1	100,181.0	58,142.8
Long-term debt	471,570.2	5,520.0	432,520.3	101,587.8
Other	2,810.8	32.9	3,815.9	698.7
Total interest expense	1,823,477.0	21,344.8	1,533,922.8	775,538.2
Net interest revenue	1,404,485.6	16,440.0	1,248,003.4	913,988.5
Provision for credit losses	181,380.1	2,123.1	133,063.1	74,213.8
Net interest revenue after provision for credit losses	1,223,105.5	14,316.9	1,114,940.3	839,774.7
Non-interest revenue, net:
Fees and commissions	324,086.5	3,793.6	280,965.9	239,603.7
Trading securities gain (net)	43,407.7	508.1	41,595.0	479.9
Realized gain/(loss) on sales of available for sale debt securities, net	6,825.0	79.9	826.7	(720.3)
Allowance on available for sale debt securities			70.9	(70.9)
Foreign exchange transactions	38,419.8	449.7	15,521.2	25,547.0
Derivatives gain net	37,644.2	440.6	18,558.5	15,366.1
Premium and other operating income from the insurance business	498,265.2	5,832.4	381,879.5	0.0
Other, net	18,374.2	215.1	(486.8)	11,181.0
Total non-interest revenue, net	967,022.6	11,319.4	738,930.9	291,386.5
Total revenue, net	2,190,128.1	25,636.3	1,853,871.2	1,131,161.2
Non-interest expense:
Salaries and staff benefits	299,251.7	3,502.9	288,776.0	199,726.8
Premises and equipment	77,733.6	909.9	65,131.5	45,069.9
Depreciation and amortization	37,784.1	442.3	31,147.3	23,489.7
Administrative and other	292,757.7	3,426.9	281,020.8	200,493.0
Amortization of intangible assets	25,237.2	295.4	21,201.0	0.0
Claims and benefits paid pertaining to insurance business	532,867.1	6,237.5	381,965.8	0.0
Total non-interest expense	1,265,631.4	14,814.9	1,069,242.4	468,779.4
(Surplus) / Deficit in P&L transferred to undistributed policyholders earnings account	(62,950.5)	(736.9)	(79,169.8)	0.0
Income before income tax expense	861,546.2	10,084.5	705,459.0	662,381.8
Income tax expense	175,014.9	2,048.6	77,827.1	166,117.4
Net income before noncontrolling interest	686,531.3	8,035.9	627,631.9	496,264.4
Less: Net income attributable to shareholders of noncontrolling interest	13,023.0	152.4	4,975.3	817.5
Net income attributable to shareholders of HDFC Bank Limited	₨ 673,508.3	$ 7,883.5	₨ 622,656.6	₨ 495,446.9
Per share information: (see note: 31)
Earnings per equity share—basic | (per share)	₨ 90.01	$ 1.05	₨ 88.66	₨ 89.02
Earnings per equity share—diluted | (per share)	89.63	1.04	88.31	88.68
Per ADS information (where 1 ADS represents 3 shares): (see note:31)
Earnings per ADS—basic | (per share)	270.03	3.15	265.98	267.06
Earnings per ADS—diluted | (per share)	268.89	3.12	264.93	266.04
Dividends declared per equity share | (per share)	₨ 22	$ 0.26	₨ 19.5	₨ 19